Consolidated statement of comprehensive income/(loss) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Consolidated statement of comprehensive income/(loss)
Loss for the year	£ (115,510)	£ (92,216)	£ (23,233)
Items that may be subsequently reclassified to profit or loss
Movements on hedges	5,148	22,698	2,877
Income tax (expense)/credit relating to movements on hedges	(1,287)	(569)	102
Other comprehensive income for the year, net of income tax	3,861	22,129	2,979
Total comprehensive (loss)/income for the year	£ (111,649)	£ (70,087)	£ (20,254)